Securities - Gross Unrealized Losses (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt securities
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	$ 134,167	$ 14,832
Less than Twelve Months, Gross Unrealized Losses	(1,274)	(96)
Twelve Months or Longer, Fair Value	18,186	42,462
Twelve Months or Longer, Gross Unrealized Losses	(516)	(683)
Total, Fair Value	152,353	57,294
Total, Gross Unrealized Losses	(1,790)	(779)
Temporarily impaired AFS debt securities | Debt securities
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	133,686	14,277
Less than Twelve Months, Gross Unrealized Losses	(1,255)	(63)
Twelve Months or Longer, Fair Value	18,088	42,462
Twelve Months or Longer, Gross Unrealized Losses	(502)	(683)
Total, Fair Value	151,774	56,739
Total, Gross Unrealized Losses	(1,757)	(746)
Temporarily impaired AFS debt securities | Agency
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	115,502	0
Less than Twelve Months, Gross Unrealized Losses	(1,082)	0
Twelve Months or Longer, Fair Value	13,083	35,930
Twelve Months or Longer, Gross Unrealized Losses	(388)	(511)
Total, Fair Value	128,585	35,930
Total, Gross Unrealized Losses	(1,470)	(511)
Temporarily impaired AFS debt securities | Agency-collateralized mortgage obligations
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	2,536	2,096
Less than Twelve Months, Gross Unrealized Losses	(19)	(21)
Twelve Months or Longer, Fair Value	1,212	3,104
Twelve Months or Longer, Gross Unrealized Losses	(36)	(82)
Total, Fair Value	3,748	5,200
Total, Gross Unrealized Losses	(55)	(103)
Temporarily impaired AFS debt securities | Commercial
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	4,587
Less than Twelve Months, Gross Unrealized Losses	(65)
Twelve Months or Longer, Fair Value	0
Twelve Months or Longer, Gross Unrealized Losses	0
Total, Fair Value	4,587
Total, Gross Unrealized Losses	(65)
Temporarily impaired AFS debt securities | Non-agency residential
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	553	307
Less than Twelve Months, Gross Unrealized Losses	(5)	(3)
Twelve Months or Longer, Fair Value	723	809
Twelve Months or Longer, Gross Unrealized Losses	(33)	(40)
Total, Fair Value	1,276	1,116
Total, Gross Unrealized Losses	(38)	(43)
Temporarily impaired AFS debt securities | Mortgage-backed securities
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	123,178	2,403
Less than Twelve Months, Gross Unrealized Losses	(1,171)	(24)
Twelve Months or Longer, Fair Value	15,018	39,843
Twelve Months or Longer, Gross Unrealized Losses	(457)	(633)
Total, Fair Value	138,196	42,246
Total, Gross Unrealized Losses	(1,628)	(657)
Temporarily impaired AFS debt securities | U.S. Treasury and agency securities
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	1,172	10,137
Less than Twelve Months, Gross Unrealized Losses	(5)	(22)
Twelve Months or Longer, Fair Value	190	667
Twelve Months or Longer, Gross Unrealized Losses	(4)	(10)
Total, Fair Value	1,362	10,804
Total, Gross Unrealized Losses	(9)	(32)
Temporarily impaired AFS debt securities | Non-U.S. securities
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	0	157
Less than Twelve Months, Gross Unrealized Losses	0	(13)
Twelve Months or Longer, Fair Value	134	32
Twelve Months or Longer, Gross Unrealized Losses	(3)	(2)
Total, Fair Value	134	189
Total, Gross Unrealized Losses	(3)	(15)
Temporarily impaired AFS debt securities | Corporate/Agency bonds
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	107	43
Less than Twelve Months, Gross Unrealized Losses	(3)	(1)
Twelve Months or Longer, Fair Value	0	93
Twelve Months or Longer, Gross Unrealized Losses	0	(1)
Total, Fair Value	107	136
Total, Gross Unrealized Losses	(3)	(2)
Temporarily impaired AFS debt securities | Other taxable securities, substantially all asset-backed securities
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	4,829	557
Less than Twelve Months, Gross Unrealized Losses	(64)	(2)
Twelve Months or Longer, Fair Value	869	1,147
Twelve Months or Longer, Gross Unrealized Losses	(17)	(19)
Total, Fair Value	5,698	1,704
Total, Gross Unrealized Losses	(81)	(21)
Temporarily impaired AFS debt securities | Total taxable securities
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	129,286	13,297
Less than Twelve Months, Gross Unrealized Losses	(1,243)	(62)
Twelve Months or Longer, Fair Value	16,211	41,782
Twelve Months or Longer, Gross Unrealized Losses	(481)	(665)
Total, Fair Value	145,497	55,079
Total, Gross Unrealized Losses	(1,724)	(727)
Temporarily impaired AFS debt securities | Tax-exempt securities
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	4,400	980
Less than Twelve Months, Gross Unrealized Losses	(12)	(1)
Twelve Months or Longer, Fair Value	1,877	680
Twelve Months or Longer, Gross Unrealized Losses	(21)	(18)
Total, Fair Value	6,277	1,660
Total, Gross Unrealized Losses	(33)	(19)
Other-than-temporarily impaired AFS debt securities | Non-agency residential
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	481	555
Less than Twelve Months, Gross Unrealized Losses	(19)	(33)
Twelve Months or Longer, Fair Value	98	0
Twelve Months or Longer, Gross Unrealized Losses	(14)	0
Total, Fair Value	579	555
Total, Gross Unrealized Losses	$ (33)	$ (33)